Working capital - Inventories expected to be utilized after more than one year (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Jun. 30, 2019
Summary Of Additional Information About Working Capital [Abstract]
Raw materials and consumables	£ 18	£ 14
Maturing inventories	3,740	3,434
Non current inventories	£ 3,758	£ 3,448